Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Assets
Trading derivative assets	¥ 15,328,000	¥ 12,911,000
Available-for-sale debt securities, Fair value	31,395,372	35,740,802
Equity securities	6,132,092	5,001,048
Liabilities
Trading derivative liabilities	16,368,000	13,833,000
Obligation to return securities received as collateral	7,222,768	6,891,545
Interest rate contracts
Assets
Trading derivative assets	9,506,000	7,445,000
Liabilities
Trading derivative liabilities	10,693,000	8,697,000
Foreign exchange contracts
Assets
Trading derivative assets	5,633,000	5,281,000
Liabilities
Trading derivative liabilities	5,547,000	5,018,000
Equity contracts
Assets
Trading derivative assets	123,000	90,000
Liabilities
Trading derivative liabilities	158,000	128,000
Commodity contracts
Assets
Trading derivative assets	19,000	10,000
Liabilities
Trading derivative liabilities	18,000	10,000
Credit derivatives
Assets
Trading derivative assets	47,000	80,000
Liabilities
Trading derivative liabilities	62,000	90,000
Other
Assets
Trading derivative assets	0	5,000
Liabilities
Trading derivative liabilities	(110,000)	(110,000)
Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities, Fair value	23,167,400	26,046,603
Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities, Fair value	1,045,991	2,759,941
Foreign government and official institution bonds
Assets
Available-for-sale debt securities, Fair value	3,279,283	2,922,742
Corporate bonds
Assets
Available-for-sale debt securities, Fair value	1,021,591	1,058,161
Residential mortgage-backed securities
Assets
Available-for-sale debt securities, Fair value	1,229,525	1,110,254
Asset-backed securities
Assets
Available-for-sale debt securities, Fair value	1,247,146	1,430,315
Other debt securities
Assets
Available-for-sale debt securities, Fair value	404,436	412,786
Fair value, recurring measurements
Assets
Trading account assets:	34,126,686	33,026,942
Trading derivative assets	15,323,306	12,901,727
Loans held for sale	31,542	13,820
Available-for-sale debt securities, Fair value	31,395,372	35,740,802
Equity securities	5,558,348	4,538,354
Other	2,538,593	2,476,293
Total	88,973,847	88,697,938
Liabilities
Trading securities sold, not yet purchased	108,213	234,907
Trading derivative liabilities	16,478,938	13,943,368
Obligation to return securities received as collateral	7,222,768	6,891,545
Other	260,051	387,145
Total	24,069,970	21,456,965
Fair value, recurring measurements | Equity securities
Assets
Trading account assets:	3,496,509	2,685,906
Liabilities
Investment securities valued at net asset value	264,458	225,972
Unfunded commitments	134,429	172,562
Fair value, recurring measurements | Level 1
Assets
Trading account assets:	18,626,829	19,098,208
Trading derivative assets	90,325	84,406
Loans held for sale	0	0
Available-for-sale debt securities, Fair value	23,569,981	25,236,359
Equity securities	5,401,388	4,362,017
Other	1,175,125	1,535,446
Total	48,863,648	50,316,436
Liabilities
Trading securities sold, not yet purchased	103,705	232,287
Trading derivative liabilities	117,567	163,129
Obligation to return securities received as collateral	6,955,747	6,664,578
Other	0	0
Total	7,177,019	7,059,994
Fair value, recurring measurements | Level 1 | Equity securities
Assets
Trading account assets:	2,168,907	1,241,446
Fair value, recurring measurements | Level 2
Assets
Trading account assets:	13,457,903	12,746,415
Trading derivative assets	15,081,739	12,674,978
Loans held for sale	31,542	13,820
Available-for-sale debt securities, Fair value	7,620,772	10,250,511
Equity securities	70,823	101,576
Other	1,224,351	848,596
Total	37,487,130	36,635,896
Liabilities
Trading securities sold, not yet purchased	4,508	2,620
Trading derivative liabilities	16,269,035	13,718,992
Obligation to return securities received as collateral	195,622	158,763
Other	193,599	313,482
Total	16,662,764	14,193,857
Fair value, recurring measurements | Level 2 | Equity securities
Assets
Trading account assets:	1,175,350	1,266,344
Fair value, recurring measurements | Level 3
Assets
Trading account assets:	2,041,954	1,182,319
Trading derivative assets	151,242	142,343
Loans held for sale	0	0
Available-for-sale debt securities, Fair value	204,619	253,932
Equity securities	86,137	74,761
Other	139,117	92,251
Total	2,623,069	1,745,606
Liabilities
Trading securities sold, not yet purchased	0	0
Trading derivative liabilities	92,336	61,247
Obligation to return securities received as collateral	71,399	68,204
Other	66,452	73,663
Total	230,187	203,114
Fair value, recurring measurements | Level 3 | Equity securities
Assets
Trading account assets:	152,252	178,116
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities, Fair value	23,167,400	26,046,603
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Debt securities
Assets
Trading account assets:	6,673,973	6,422,025
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 1
Assets
Available-for-sale debt securities, Fair value	21,336,860	23,292,055
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 1 | Debt securities
Assets
Trading account assets:	6,278,228	6,092,523
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 2
Assets
Available-for-sale debt securities, Fair value	1,830,540	2,754,548
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 2 | Debt securities
Assets
Trading account assets:	395,745	329,502
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 3
Assets
Available-for-sale debt securities, Fair value	0	0
Fair value, recurring measurements | Japanese national government and Japanese government agency bonds | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities, Fair value	1,045,991	2,759,941
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Debt securities
Assets
Trading account assets:	91,683	279,168
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 2
Assets
Available-for-sale debt securities, Fair value	1,045,991	2,759,941
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 2 | Debt securities
Assets
Trading account assets:	91,683	279,168
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 3
Assets
Available-for-sale debt securities, Fair value	0	0
Fair value, recurring measurements | Japanese prefectural and municipal bonds | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Foreign government and official institution bonds
Assets
Available-for-sale debt securities, Fair value	3,279,283	2,922,742
Fair value, recurring measurements | Foreign government and official institution bonds | Debt securities
Assets
Trading account assets:	10,833,509	12,255,133
Fair value, recurring measurements | Foreign government and official institution bonds | Level 1
Assets
Available-for-sale debt securities, Fair value	2,233,121	1,944,304
Fair value, recurring measurements | Foreign government and official institution bonds | Level 1 | Debt securities
Assets
Trading account assets:	10,170,757	11,760,274
Fair value, recurring measurements | Foreign government and official institution bonds | Level 2
Assets
Available-for-sale debt securities, Fair value	1,046,162	978,438
Fair value, recurring measurements | Foreign government and official institution bonds | Level 2 | Debt securities
Assets
Trading account assets:	662,651	493,691
Fair value, recurring measurements | Foreign government and official institution bonds | Level 3
Assets
Available-for-sale debt securities, Fair value	0	0
Fair value, recurring measurements | Foreign government and official institution bonds | Level 3 | Debt securities
Assets
Trading account assets:	101	1,168
Fair value, recurring measurements | Corporate bonds
Assets
Available-for-sale debt securities, Fair value	1,021,591	1,058,161
Fair value, recurring measurements | Corporate bonds | Debt securities
Assets
Trading account assets:	2,732,894	2,256,389
Fair value, recurring measurements | Corporate bonds | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair value, recurring measurements | Corporate bonds | Level 1 | Debt securities
Assets
Trading account assets:	8,937	3,965
Fair value, recurring measurements | Corporate bonds | Level 2
Assets
Available-for-sale debt securities, Fair value	1,016,574	1,056,191
Fair value, recurring measurements | Corporate bonds | Level 2 | Debt securities
Assets
Trading account assets:	2,723,957	2,252,424
Fair value, recurring measurements | Corporate bonds | Level 3
Assets
Available-for-sale debt securities, Fair value	5,017	1,970
Fair value, recurring measurements | Corporate bonds | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Residential mortgage-backed securities
Assets
Available-for-sale debt securities, Fair value	1,229,525	1,110,254
Fair value, recurring measurements | Residential mortgage-backed securities | Debt securities
Assets
Trading account assets:	5,422,286	4,978,709
Fair value, recurring measurements | Residential mortgage-backed securities | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair value, recurring measurements | Residential mortgage-backed securities | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Residential mortgage-backed securities | Level 2
Assets
Available-for-sale debt securities, Fair value	1,229,510	1,110,239
Fair value, recurring measurements | Residential mortgage-backed securities | Level 2 | Debt securities
Assets
Trading account assets:	5,422,286	4,978,709
Fair value, recurring measurements | Residential mortgage-backed securities | Level 3
Assets
Available-for-sale debt securities, Fair value	15	15
Fair value, recurring measurements | Residential mortgage-backed securities | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Commercial mortgage-backed securities | Debt securities
Assets
Trading account assets:		4,627
Fair value, recurring measurements | Commercial mortgage-backed securities | Level 1 | Debt securities
Assets
Trading account assets:		0
Fair value, recurring measurements | Commercial mortgage-backed securities | Level 2 | Debt securities
Assets
Trading account assets:		4,627
Fair value, recurring measurements | Commercial mortgage-backed securities | Level 3 | Debt securities
Assets
Trading account assets:		0
Fair value, recurring measurements | Asset-backed securities
Assets
Available-for-sale debt securities, Fair value	1,247,146	1,430,315
Fair value, recurring measurements | Asset-backed securities | Debt securities
Assets
Trading account assets:	2,726,946	1,879,292
Fair value, recurring measurements | Asset-backed securities | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair value, recurring measurements | Asset-backed securities | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Asset-backed securities | Level 2
Assets
Available-for-sale debt securities, Fair value	1,114,195	1,247,377
Fair value, recurring measurements | Asset-backed securities | Level 2 | Debt securities
Assets
Trading account assets:	1,374,191	1,210,381
Fair value, recurring measurements | Asset-backed securities | Level 3
Assets
Available-for-sale debt securities, Fair value	132,951	182,938
Fair value, recurring measurements | Asset-backed securities | Level 3 | Debt securities
Assets
Trading account assets:	1,352,755	668,911
Fair value, recurring measurements | Other debt securities
Assets
Available-for-sale debt securities, Fair value	404,436	412,786
Fair value, recurring measurements | Other debt securities | Debt securities
Assets
Trading account assets:	539,445	334,124
Fair value, recurring measurements | Other debt securities | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair value, recurring measurements | Other debt securities | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Other debt securities | Level 2
Assets
Available-for-sale debt securities, Fair value	337,800	343,777
Fair value, recurring measurements | Other debt securities | Level 2 | Debt securities
Assets
Trading account assets:	2,599	0
Fair value, recurring measurements | Other debt securities | Level 3
Assets
Available-for-sale debt securities, Fair value	66,636	69,009
Fair value, recurring measurements | Other debt securities | Level 3 | Debt securities
Assets
Trading account assets:	536,846	334,124
Fair value, recurring measurements | Commercial paper | Debt securities
Assets
Trading account assets:	1,609,441	1,931,569
Fair value, recurring measurements | Commercial paper | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Commercial paper | Level 2 | Debt securities
Assets
Trading account assets:	1,609,441	1,931,569
Fair value, recurring measurements | Commercial paper | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair value, recurring measurements | Interest rate contracts
Assets
Trading derivative assets	9,506,303	7,445,535
Liabilities
Trading derivative liabilities	10,693,349	8,696,888
Fair value, recurring measurements | Interest rate contracts | Level 1
Assets
Trading derivative assets	14,143	40,013
Liabilities
Trading derivative liabilities	30,997	85,641
Fair value, recurring measurements | Interest rate contracts | Level 2
Assets
Trading derivative assets	9,382,147	7,311,689
Liabilities
Trading derivative liabilities	10,591,825	8,566,043
Fair value, recurring measurements | Interest rate contracts | Level 3
Assets
Trading derivative assets	110,013	93,833
Liabilities
Trading derivative liabilities	70,527	45,204
Fair value, recurring measurements | Foreign exchange contracts
Assets
Trading derivative assets	5,627,664	5,276,134
Liabilities
Trading derivative liabilities	5,546,275	5,017,957
Fair value, recurring measurements | Foreign exchange contracts | Level 1
Assets
Trading derivative assets	10,473	3,909
Liabilities
Trading derivative liabilities	954	1,679
Fair value, recurring measurements | Foreign exchange contracts | Level 2
Assets
Trading derivative assets	5,604,544	5,258,511
Liabilities
Trading derivative liabilities	5,542,872	5,013,909
Fair value, recurring measurements | Foreign exchange contracts | Level 3
Assets
Trading derivative assets	12,647	13,714
Liabilities
Trading derivative liabilities	2,449	2,369
Fair value, recurring measurements | Equity contracts
Assets
Trading derivative assets	122,962	89,760
Liabilities
Trading derivative liabilities	158,342	128,493
Fair value, recurring measurements | Equity contracts | Level 1
Assets
Trading derivative assets	65,709	40,484
Liabilities
Trading derivative liabilities	85,616	75,809
Fair value, recurring measurements | Equity contracts | Level 2
Assets
Trading derivative assets	48,606	28,617
Liabilities
Trading derivative liabilities	72,337	48,953
Fair value, recurring measurements | Equity contracts | Level 3
Assets
Trading derivative assets	8,647	20,659
Liabilities
Trading derivative liabilities	389	3,731
Fair value, recurring measurements | Commodity contracts
Assets
Trading derivative assets	18,673	9,925
Liabilities
Trading derivative liabilities	18,327	9,817
Fair value, recurring measurements | Commodity contracts | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair value, recurring measurements | Commodity contracts | Level 2
Assets
Trading derivative assets	391	17
Liabilities
Trading derivative liabilities	0	0
Fair value, recurring measurements | Commodity contracts | Level 3
Assets
Trading derivative assets	18,282	9,908
Liabilities
Trading derivative liabilities	18,327	9,817
Fair value, recurring measurements | Credit derivatives
Assets
Trading derivative assets	47,195	79,945
Liabilities
Trading derivative liabilities	62,487	90,149
Fair value, recurring measurements | Credit derivatives | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair value, recurring measurements | Credit derivatives | Level 2
Assets
Trading derivative assets	46,047	76,144
Liabilities
Trading derivative liabilities	61,999	90,087
Fair value, recurring measurements | Credit derivatives | Level 3
Assets
Trading derivative assets	1,148	3,801
Liabilities
Trading derivative liabilities	488	62
Fair value, recurring measurements | Other
Assets
Trading derivative assets	509	428
Liabilities
Trading derivative liabilities	158	64
Fair value, recurring measurements | Other | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair value, recurring measurements | Other | Level 2
Assets
Trading derivative assets	4	0
Liabilities
Trading derivative liabilities	2	0
Fair value, recurring measurements | Other | Level 3
Assets
Trading derivative assets	505	428
Liabilities
Trading derivative liabilities	156	64
Fair value, recurring measurements | Marketable equity securities
Assets
Equity securities	5,472,211	4,463,593
Fair value, recurring measurements | Marketable equity securities | Level 1
Assets
Equity securities	5,401,388	4,362,017
Fair value, recurring measurements | Marketable equity securities | Level 2
Assets
Equity securities	70,823	101,576
Fair value, recurring measurements | Marketable equity securities | Level 3
Assets
Equity securities	0	0
Fair value, recurring measurements | Nonmarketable equity securities
Assets
Equity securities	86,137	74,761
Fair value, recurring measurements | Nonmarketable equity securities | Real estate funds
Liabilities
Investment securities valued at net asset value	37,207	29,308
Unfunded commitments	869	1,305
Fair value, recurring measurements | Nonmarketable equity securities | Private equity and other funds
Liabilities
Investment securities valued at net asset value	53,324	51,458
Unfunded commitments	250	0
Fair value, recurring measurements | Nonmarketable equity securities | Level 1
Assets
Equity securities	0	0
Fair value, recurring measurements | Nonmarketable equity securities | Level 2
Assets
Equity securities	0	0
Fair value, recurring measurements | Nonmarketable equity securities | Level 3
Assets
Equity securities	¥ 86,137	¥ 74,761